S-K 1604(c) De-SPAC Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	24,321,458
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 0.03
De-SPAC, Number of Shares Used, Adjustment	21,843,125
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 7.91
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 2.09
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 613,884
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(11,637,965)
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share (in Dollars) | $	$ 172,761,375
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	24,321,458
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 0.03
De-SPAC, Number of Shares Used, Adjustment	13,093,125
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 6.44
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 3.56
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 613,884
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(8,137,965)
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share (in Dollars) | $	$ 84,368,647
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	24,321,458
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 0.03
De-SPAC, Number of Shares Used, Adjustment	11,243,125
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 6.05
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 3.95
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 613,884
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(7,637,965)
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share (in Dollars) | $	$ 67,975,919
Public Units [Member] | No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment	21,843,125
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 183,785,456
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment	13,093,125
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 91,892,728
Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment	11,243,125
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 0
Class A Shares [Member] | No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10
Class A Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	(8,750,000)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10
Class A Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	(17,500,000)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10
Payment Financings [Member] | No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 0
Payment Financings [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	0
Payment Financings [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 75,000,000
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	(1,878,333)
Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	(1,878,333)
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	(1,878,333)
Sponsor [Member] | No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	(600,000)
Sponsor [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	(600,000)
Sponsor [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	(1,200,000)
Financings [Member] | No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
Financings [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
Financings [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	7,500,000